Warrant Liability - Additional Information (Detail) - $ / shares		9 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Jun. 07, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Share Price		$ 0.005	$ 8.67	$ 0.005
VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of days prior to the date of notifying the warrant holders for determining the total trading period	3 days
Sale of stock issue price per share	$ 9.20	$ 9.20
Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrants outstanding		5,100,214
Public Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrants outstanding		6,344,150
Exercise price	11.50	$ 11.50
Event Trigerring The Value Of Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 9.20	$ 9.20
Number of consecutive trading days for determining the share price	20 days	20 days
Percentage of gross proceeds from share issue for the purposes of business combination	60.00%	60.00%
Event Trigerring The Value Of Warrants [Member] | Newly Issued Price [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%	115.00%
Redemption price of common stock percentage	180.00%	180.00%
After The Completion Of A Business Combination Or Earlier Upon Redemption Or Liquidation [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights term	5 years	5 years
Exercise price	$ 11.50	$ 11.50
Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price		3.273		$ 3.273
Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	10.00	10.00
Triggering Share Price One [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 18.00	18.00
Class of warrants or rights redemption price		$ 0.01
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Number of consecutive trading days for determining the share price	20 days	20 days
Number of trading days for determining the share price	30 days	30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price Two [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 10.00	$ 10.00
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Number of consecutive trading days for determining the share price	20 days	20 days
Number of trading days for determining the share price	30 days	30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price Two [Member] | Minimum [Member] | Warrant Redemption Price Two [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price	$ 0.10	$ 0.10